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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07111

Morgan Stanley Insured California Municipal Securities
                            (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
        (Address of principal executive offices)                      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2005

Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY INSURED CALIFORNIA MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (unaudited)

PRINCIPAL
AMOUNT IN                                                                     COUPON       MATURITY
THOUSANDS                                                                      RATE          DATE          VALUE
---------                                                                     ------       --------     -----------
            CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS  (95.7%)
            General Obligation  (21.0%)
$ 2,560     California, Various Purpose Dtd 03/01/94 (FSA)                     5.50 %      03/01/20     $ 2,591,488
  1,280     Huntington Beach Union High School District, Ser 2004 (FSA)        5.00        08/01/26       1,361,088
  2,000     Los Angeles Community College District, Election 2001 Ser A        5.00        06/01/26       2,083,840
             (MBIA)+
  1,030     Los Angeles, Ser 2004 A (MBIA)                                     5.00        09/01/24       1,104,088
            San Diego Unified School District,
  1,000          2002 Ser D (FGIC)                                             5.25        07/01/24       1,131,300
  1,000          2003 Ser E (FSA)                                              5.00        07/01/28       1,050,040
  1,000     Upland School District, Election 2000 Ser 2001 B (FSA)            5.125        08/01/25       1,083,240
  1,375     Washington Unified School District, Election 2004 Ser A (FGIC)     5.00        08/01/22       1,480,545
-------                                                                                                 -----------
 11,245                                                                                                  11,885,629
-------                                                                                                 -----------
            Educational Facilities Revenue  (2.3%)
  1,250     University of California, Multiple Purpose Ser Q (FSA)             5.00        09/01/31       1,299,263
                                                                                                        -----------
            Electric Revenue  (8.6%)
  1,000     Anaheim Public Financing Authority, Generation Refg Ser 2002-B     5.25        10/01/18       1,114,100
             (FSA)
  1,400     California Department of Water Resources, Power Supply Ser        5.375        05/01/18       1,557,164
             2002 A (Ambac)
  1,000     Los Angeles Department of Water & Power, 2001 Ser A (FSA)          5.25        07/01/21       1,104,730
  1,000     Southern California Public Power Authority, Transmission Refg      5.25        07/01/18       1,112,030
-------      Ser 2002 A (FSA)
                                                                                                        -----------

  4,400                                                                                                   4,888,024
-------                                                                                                 -----------
            Mortgage Revenue - Multi-Family  (4.1%)
  2,265     Los Angeles Community Redevelopment Agency, 1994 Ser A             6.45        07/01/17       2,315,374
             (Ambac)
                                                                                                        -----------
            Mortgage Revenue - Single Family  (4.1%)
  2,000     California Department of Veterans Affairs, Home Purchase 2002      5.35        12/01/27       2,113,360
             Ser A (Ambac)
    195     California Housing Financing Agency, 1995 Ser B (AMT) (Ambac)      6.25        08/01/14         196,431
-------                                                                                                 -----------
  2,195                                                                                                   2,309,791
-------                                                                                                 -----------
            Public Facilities Revenue  (1.8%)
  1,000     Simi Valley Public Financing Authority, Ser 2004 COPs (Ambac)      5.00        09/01/30       1,045,270
-------                                                                                                 -----------
            Resource Recovery Revenue  (4.0%)
  2,000     Sacramento Financing Authority, 1999 Solid Waste &                 5.75        12/01/22       2,275,720
-------      Redevelopment (Ambac)
                                                                                                        -----------
            Tax Allocation Revenue  (5.1%)
    560     Bay Area Government Association, Pool 1994 Ser A (FSA)             6.00        12/15/24         578,844
  1,100     La Quinta Financing Authority, Local Agency 2004 Ser A (Ambac)     5.25        09/01/24       1,205,314
  1,000     Long Beach Bond Finance Authority, Downtown, North Long           5.375        08/01/21       1,116,180
-------     Beach, Poly High and West Beach Areas 2002 Ser A (Ambac)
                                                                                                        -----------
  2,660                                                                                                   2,900,338
-------                                                                                                 -----------

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
          Transportation Facilities Revenue  (11.3%)
  2,000   California Infrastructure & Economic Development Bank, Bay           5.00        07/01/29       2,094,320
           Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FGIC)
  1,000   Los Angeles County Metropolitan Transportation Authority, Sales      5.25        07/01/30       1,077,390
           Tax Ser 2000 A (FGIC)
  2,000   Orange County Transportation Authority, Toll Bridges Express         5.00        08/15/20       2,169,940
           Lanes Ser A (Ambac)
  1,000   San Jose, Airport Ser 2001 A (FGIC)                                  5.00        03/01/25       1,042,790
-------                                                                                                 -----------
  6,000                                                                                                   6,384,440
-------                                                                                                 -----------
          Water & Sewer Revenue  (25.8%)
  1,500   California Department of Water Resources, Central Valley Ser Y       5.25        12/01/19       1,671,270
           (FGIC)
  2,000   East Bay Municipal Utility District, Water Ser 2001 (MBIA)           5.00        06/01/26       2,089,760
  1,000   Los Angeles, Wastewater Refg Ser 2003 B (FSA)                        5.00        06/01/22       1,076,170
  1,000   Metropolitan Water District of Southern California, 2003 Ser B-2     5.00        10/01/27       1,054,960
           (FGIC)
    565   Orange County Water District, Ser B (MBIA)                           5.00        08/15/24         604,335
  1,700   Oxnard Financing Authority, Redwood Trunk Sewer & Headworks          5.00        06/01/29       1,783,266
           Ser 2004 A (FGIC)
  2,000   Sacramento Financing Authority, Water & Capital Improvement          5.00        12/01/26       2,089,760
           2001 Ser A (Ambac)
  1,000   San Diego County Water Authority, Ser 2004 A COPs (FSA)              5.00        05/01/29       1,052,810
  2,000   San Francisco Public Utilities Commission, Water Refg Ser A          5.00        11/01/31       2,073,420
           2001 (FSA)
  1,000   Yucaipa Valley Water District, Ser 2004 A COPs (MBIA)                5.25        09/01/24       1,094,910
-------                                                                                                 -----------
 13,765                                                                                                  14,590,661
-------                                                                                                 -----------
          Other Revenue  (2.0%)
  1,000   California, Economic Recovery Ser 2004 A (MBIA)                      5.00        07/01/15       1,111,370
-------                                                                                                 -----------

          Refunded  (5.6%)
  2,000   Anaheim, Anaheim Memorial Hospital Association COPs (Ambac)         5.125        05/15/20       2,044,960
           (ETM)
  1,000   Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM)     5.50        10/01/32       1,103,380
-------                                                                                                 -----------
  3,000                                                                                                   3,148,340
-------                                                                                                 -----------

 50,780   TOTAL CALIFORNIA TAX-EXEMPT MUNICIPAL BONDS (Cost $50,447,515)                                 54,154,220
-------                                                                                                 -----------

          CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (3.8%)
    935   Newport Beach, Hoag Memorial/Presbyterian Hospital Ser 1992          1.82 *      10/01/22         935,000
           (Demand 02/01/05)
  1,200   Orange County Sanitation District Ser 2000 A COPs (Demand            1.88 *      08/01/30       1,200,000
-------                                                                                                 -----------
          02/01/05)

  2,135   TOTAL CALIFORNIA SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
-------    (Cost $2,135,000)                                                                              2,135,000
                                                                                                        -----------
$52,915   TOTAL INVESTMENTS (Cost $52,582,515) (a) (b)                         99.5 %                    56,289,220
=======
          OTHER ASSETS IN EXCESS OF LIABILITIES                                 0.5                         291,817
                                                                              -----                     -----------

          NET ASSETS                                                          100.0 %                   $56,581,037
                                                                              =====                     ===========

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--------------
AMT   Alternative Minimum Tax.

COPs  Certificates of Participation.

ETM   Escrowed to maturity.

*     Current coupon of variable rate demand obligation.

+ A portion of this security has been physically segregated in connection with open futures contracts in the amount of $39,000.

(a) Securities have been designated as collateral in an amount equal to $7,121,818 in connection with open futures contracts.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized appreciation is $3,706,705.

Bond Insurance:

Ambac Ambac Assurance Corporation.

FGIC  Financial Guaranty Insurance Company.

FSA   Financial Security Assurance Inc.

MBIA  Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at January 31, 2005:

NUMBER OF                          DESCRIPTION, DELIVERY          UNDERLYING FACE           UNREALIZED
CONTRACTS         LONG/SHORT          MONTH AND YEAR              AMOUNT AT VALUE          DEPRECIATION
---------         ----------       ---------------------          ---------------          ------------
40                   Short       U.S. Treasury Notes 5 Year       $ (4,370,000)            $    (20,735)

                                        March 2005

20                   Short         U.S. Treasury Notes 10           (2,245,313)                 (31,774)
                                           Year

                                        March 2005                                         ------------

                                   Total unrealized depreciation.................          $    (52,509)
                                                                                           ============

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ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured California Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2005

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